INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) - Property $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	0.25%
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 3,495
Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	830
Core Office | United States
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	806
Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	457
Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	219
Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	10
LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	289
LP Investments - Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	140
Logistics
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	4
Mixed-use
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	118
Multifamily
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	187
Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	206
Self-storage
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	31
Student Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	93
Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 105